LEASE LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Opening balance	R$ 611,551	R$ 530,131
New leases	29,633	69,379
Present Value Adjustments - New leases	(3,300)	(7,273)
Contract review	99,419	109,860
Write-off	(781)	(38,626)
Payments	(155,995)	(114,303)
Interest appropriated	69,510	62,470
Acquisition of companies	45,352
Exchange variation	(1,543)	(87)
Net balance	R$ 693,846	R$ 611,551